Acquisitions - Schedule of Impact on Financial Statements Due to Acquisition, Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 DCP Midstream Partners, LP (As Previously Reported) [Member]	Dec. 31, 2012 Eagle Ford System [Member]	Nov. 02, 2012 Eagle Ford System [Member]	Dec. 31, 2011 Eagle Ford System [Member]	Dec. 31, 2012 Remove Eagle Ford System Investment In Unconsolidated Affiliate [Member]	Dec. 31, 2011 DCP Midstream Partners, LP (As Reported on 2011 Form 10-K Filed on 2/29/12) [Member]	Dec. 31, 2011 Southeast Texas [Member]	Dec. 31, 2011 Remove Southeast Texas Equity Earnings [Member]	Dec. 31, 2011 DCP Midstream Partners, LP (As Reported on Form 8-K Filed on 6/14/12) [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 2	$ 8	$ 7	$ 2	$ 1	$ 1				$ 7	$ 1		$ 8
Accounts receivable	239	232			182	57		17		161	54		215
Inventories	76	90			75	1				65	23		88
Other	51	43			51			2		7	36		43
Total current assets	368	373	372		309	59		19		240	114		354
Property, plant and equipment, net	2,550	2,114			1,727	823	171	615		1,182	317		1,499
Goodwill and intangible assets, net	291	299			291					256	43		299
Investments in unconsolidated affiliates	304	108			558	1			(255)
Other non-current assets	90	18			87	3				17	1		18
Total assets	3,603	2,912	2,607		2,972	886		635	(255)	1,904	475	(102)	2,277
Accounts payable and other current liabilities	345	542			234	111		162		269	111		380
Long-term debt	1,620	747			1,620					747			747
Other long-term liabilities	44	61			35	9		9		47	5		52
Total liabilities	2,009	1,350			1,889	120		171		1,063	116		1,179
Commitments and contingent liabilities
Net equity	1,420	1,277			1,063	612		370	(255)	650	361	(104)	907
Accumulated other comprehensive loss	(15)	(21)			(15)					(21)	(2)	2	(21)
Total partners' equity	1,405	1,256			1,048	612		370	(255)	629	359	(102)	886
Noncontrolling interests	189	306			35	154		94		212			212
Total equity	1,594	1,562	1,416	1,077	1,083	766		464	(255)	841	359	(102)	1,098
Total liabilities and equity	3,603	2,912			2,972	886		635	(255)	1,904	475	(102)	2,277
Investments in unconsolidated affiliates		$ 108					$ 43	$ 1		$ 209		$ (102)	$ 107